INTEREST-BEARING LOANS AND BORROWINGS (Schedule of carrying value of interest-bearing loans, borrowings and related balances (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible Note [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	$ 14,500,000	$ 13,700,000
Non Current Assets [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	178,000	128,000
Non Current Assets [Member] | Derivative Financial Asset [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	178,000	128,000
Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	210,000	210,000
Current Liabilities [Member] | Exchangeable Senior Notes [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	210,000	210,000	$ 83,312,000
Non Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	55,177,000	59,616,000
Non Current Liabilities [Member] | Senior Secured Term Loan [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	40,109,000	44,301,000
Non Current Liabilities [Member] | Derivative Financial Liability [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	526,000	1,569,000	$ 0
Non Current Liabilities [Member] | Convertible Note [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	$ 14,542,000	$ 13,746,000